Interest bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Interest bearing loans and borrowings
Schedule of interest bearing loans and borrowings
	Dec 31, 2017	Dec 31, 2016
Non-current liabilities	US $	US $
Term Loan	15,000,000	—
Deferred financing costs	(942,853)	—

Net non-current liabilities	14,057,147	—